11 EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
A reconciliation of net income and weighted average shares used in computing basic and diluted net income
	Twelve Months Ended
	December 31,
	2016	2015

Basic net income (loss) per share:
Net income (loss) applicable to common shares	$(2,788,112)	$(814,075)
Weighted average common shares outstanding	13,068,597	11,101,198
Basic net income (loss) per share of common stock	$(0.21)	$(0.07)
Diluted net income (loss) per share:
Net income (loss) applicable to common shares	$(2,788,112)	$(814,075)
Weighted average common shares outstanding	13,068,597	11,101,198
Dilutive effects of convertible debt, stock options and warrants	-	-
Weighted average common shares, assuming dilutive effect of stock options	13,068,597	11,101,198
Diluted net income (loss) per share of common stock	$(0.21)	$(0.07)